SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

We currently have two reportable segments: (1) golf and country clubs and (2) business, sports and alumni clubs. These segments are managed separately and discrete financial information, including Adjusted EBITDA, our financial measure of segment profit and loss, is reviewed regularly by our chief operating decision maker to evaluate performance and allocate resources. Our chief operating decision maker is our Chief Executive Officer. We also use Adjusted EBITDA, on a consolidated basis, to assess our ability to service our debt, incur additional debt and meet our capital expenditure requirements. We believe that the presentation of Adjusted EBITDA, on a consolidated basis, is appropriate as it provides additional information to investors about our compliance with certain financial covenants and investors and lenders have historically used EBITDA-related measures.

We began managing the business using Adjusted EBITDA, which is the earnings measure historically disclosed on a consolidated basis, as our measure of segment profit and loss in fiscal year 2014. Prior to this change, we utilized Segment EBITDA (“Segment EBITDA”) as our measure of segment profit and loss, but we also presented Adjusted EBITDA on a consolidated basis, as certain financial covenants in the credit agreement governing the Secured Credit Facilities utilize this measure of Adjusted EBITDA. These two measurements have not produced materially different results. This change results in alignment of our internal measure of segment profit and loss with the measure used to evaluate our performance on a consolidated basis and the financial covenants under the Credit Agreement, and it reduces the number of non-GAAP measurements we report, thus simplifying our financial reporting. The manner in which we calculate Adjusted EBITDA has not changed. For comparability purposes, amounts for all periods have been recast.

EBITDA is defined as net income before interest expense, income taxes, interest and investment income, and depreciation and amortization. Adjusted EBITDA is defined as EBITDA plus or minus impairments, gain or loss on disposition and acquisition of assets, losses from discontinued operations, loss on extinguishment of debt, non-cash and other adjustments, equity-based compensation expense and an acquisition adjustment. The acquisition adjustment to revenues and Adjusted EBITDA within each segment represents estimated deferred revenue using current membership life estimates related to initiation payments that would have been recognized in the applicable period but for the application of purchase accounting in connection with the acquisition of CCI in 2006. Adjusted EBITDA is based on the definition of Consolidated EBITDA as defined in the credit agreement governing the Secured Credit Facilities and may not be comparable to other companies. The credit agreement governing the Secured Credit Facilities contains certain financial covenants which require the Company to maintain specified financial ratios in reference to Adjusted EBITDA.

Golf and country club operations consist of private country clubs, golf clubs and public golf facilities. Private country clubs provide at least one 18-hole golf course and various other recreational amenities that are open to members and their guests. Golf clubs provide both private and public golf play and usually offer fewer other recreational amenities. Public golf facilities are open to the public and generally provide the same services as golf clubs.

Business, sports and alumni club operations consist of business clubs, business/sports clubs, sports clubs and alumni clubs. Business clubs provide a setting for dining, business or social entertainment. Sports clubs provide a variety of recreational facilities and business/sports clubs provide a combination of the amenities available at business clubs and sports clubs. Alumni clubs provide the same amenities as business clubs while targeting alumni and staff of universities.

We also disclose other (“Other”), which consists of other business activities including ancillary revenues related to alliance arrangements, a portion of the revenue associated with upgrade offerings, reimbursements for certain costs of operations at managed clubs, amortization of certain proceeds received from mineral lease and surface right agreements, corporate overhead expenses, and shared services. Other also includes corporate assets such as cash, goodwill, intangible assets, and loan origination fees.

The table below shows summarized financial information by segment for continuing operations for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011:

	2013	2012	2011
Golf and Country Clubs
Revenues	$628,623	$586,083	$555,687
Adjusted EBITDA	180,358	168,594	156,001
Total Assets	1,254,988	1,222,966
Capital Expenditures	47,546	47,283	48,326

Business, Sports and Alumni Clubs
Revenues	$180,430	$174,344	$171,545
Adjusted EBITDA	34,500	34,255	32,673
Total Assets	90,078	79,678
Capital Expenditures	18,641	14,198	10,564

Other
Revenues	$13,512	$1,817	$1,236
Adjusted EBITDA	(37,504)	(36,660)	(31,501)
Total Assets	391,151	417,903
Capital Expenditures	5,428	3,766	4,253

Elimination of intersegment revenues and segment reporting adjustments	$(7,485)	$(7,300)	$(8,506)

Total
Revenues	$815,080	$754,944	$719,962
Adjusted EBITDA	177,354	166,189	157,173
Total Assets	1,736,217	1,720,547
Capital Expenditures	71,615	65,247	63,143

The following table presents revenue and long-lived assets by geographical region, excluding financial instruments. Foreign operations are primarily located in Mexico.

	2013	2012	2011
Revenues
United States	$808,208	$748,124	712,636
All Foreign	6,872	6,820	7,326
Total	$815,080	$754,944	$719,962

	2013	2012
Long-Lived Assets
United States	$1,517,823	$1,505,389
All Foreign	26,717	27,203
Total	$1,544,540	$1,532,592

The table below provides a reconciliation of our net loss to Adjusted EBITDA for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011:

	Fiscal Years Ended
	December 31, 2013	December 25, 2012	December 27, 2011
Net loss	$(40,680)	$(26,992)	$(35,622)
Interest expense	83,669	89,369	84,746
Income tax expense (benefit)	1,681	(7,528)	(16,421)
Interest and investment income	(345)	(1,212)	(138)
Depreciation and amortization	72,073	78,286	93,035
EBITDA	$116,398	$131,923	$125,600
Impairments, disposition of assets and loss from discontinued operations (1)	14,514	26,604	11,030
Loss on extinguishment of debt (2)	16,856	—	—
Non-cash adjustments (3)	3,929	1,865	(37)
Other adjustments (4)	10,134	3,237	15,574
Equity-based compensation expense (5)	14,217	—	—
Acquisition adjustment (6)	1,306	2,560	5,006
Adjusted EBITDA	$177,354	$166,189	$157,173
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(1)	Includes non-cash impairment charges related to: liquor licenses, property and equipment, equity method investments, mineral rights, loss on disposals of assets and net loss from discontinued clubs.

(2)    Includes loss on extinguishment of debt calculated in accordance with GAAP.

(3)
Includes non-cash items related to purchase accounting associated with the acquisition of CCI in 2006 by affiliates of KSL, expense recognized for our long-term incentive plan related to fiscal years 2011 through 2013 and non-cash income related to mineral lease and surface rights agreements.

(4)
Represents adjustments permitted by the credit agreement governing the Secured Credit Facilities including cash distributions from equity method investments less earnings of said investments, income or loss attributable to non-controlling equity interests of continuing operations, franchise taxes, adjustments to accruals for unclaimed property settlements, acquisition costs, debt amendment costs, other charges incurred in connection with the ClubCorp Formation and management fees, termination fee and expenses paid to an affiliate of KSL.

(5)	Includes equity-based compensation expense, calculated in accordance with GAAP, related to awards held by certain employees, executives and directors.

(6)
Represents estimated deferred revenue using current membership life estimates related to initiation payments that would have been recognized in the applicable period but for the application of purchase accounting in connection with the acquisition of CCI in 2006.

Adjusted EBITDA is not determined in accordance with GAAP and should not be considered as an alternative to, or more meaningful than, operating income or net income (as determined in accordance with GAAP) as a measure of our operating results or net cash provided by operating activities (as determined in accordance with GAAP) as a measure of our cash flows or ability to fund our cash needs. Our measurement of Adjusted EBITDA may not be comparable to similarly titled measures reported by other companies.